Calvert
Equity Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Capital Markets — 8.5%
Intercontinental Exchange, Inc.	721,564	$ 132,385,347
Moody's Corp.	136,858	68,646,604
MSCI, Inc.	109,862	63,361,810
S&P Global, Inc.	440,160	232,091,967
		$ 496,485,728
Chemicals — 7.4%
Air Products and Chemicals, Inc.	238,616	$ 67,304,029
Ecolab, Inc.	727,992	196,150,164
Linde PLC	355,292	166,695,901
		$430,150,094
Commercial Services & Supplies — 1.1%
Veralto Corp.	643,260	$64,937,097
		$64,937,097
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	33,135	$32,801,662
Dollar General Corp.	785,338	89,826,960
		$122,628,622
Containers & Packaging — 0.7%
Ball Corp.	685,790	$38,465,961
		$38,465,961
Electronic Equipment, Instruments & Components — 5.1%
Amphenol Corp., Class A	2,423,820	$239,352,225
TE Connectivity PLC	359,899	60,704,164
		$300,056,389
Financial Services — 11.5%
Fiserv, Inc.(1)	349,279	$60,219,192
Mastercard, Inc., Class A	482,270	271,006,804
PayPal Holdings, Inc.(1)	942,947	70,079,821
Visa, Inc., Class A	763,104	270,940,075
		$672,245,892
Health Care Equipment & Supplies — 2.6%
IDEXX Laboratories, Inc.(1)	200,519	$107,546,360
Intuitive Surgical, Inc.(1)	80,143	43,550,508
		$151,096,868
Hotels, Restaurants & Leisure — 0.6%
Starbucks Corp.	412,777	$37,822,757
		$37,822,757
Insurance — 2.8%
Aon PLC, Class A	143,411	$51,163,308
Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	509,961	$ 111,497,873
		$ 162,661,181
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C	1,579,752	$ 280,232,207
		$ 280,232,207
IT Services — 6.2%
Accenture PLC, Class A	124,620	$ 37,247,672
Gartner, Inc.(1)	372,771	150,681,493
VeriSign, Inc.	598,800	172,933,440
		$360,862,605
Life Sciences Tools & Services — 11.4%
Agilent Technologies, Inc.	616,149	$72,711,744
Danaher Corp.	1,326,286	261,994,536
Thermo Fisher Scientific, Inc.	611,882	248,093,676
West Pharmaceutical Services, Inc.	395,041	86,434,971
		$669,234,927
Machinery — 3.6%
IDEX Corp.	372,133	$65,335,391
Xylem, Inc.	1,110,266	143,624,010
		$208,959,401
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., Class A	484,369	$39,137,015
		$39,137,015
Pharmaceuticals — 3.2%
Zoetis, Inc.	1,215,180	$189,507,321
		$189,507,321
Professional Services — 5.4%
Equifax, Inc.	360,811	$93,583,549
Verisk Analytics, Inc.	709,883	221,128,555
		$314,712,104
Software — 10.4%
Adobe, Inc.(1)	157,992	$61,123,945
Intuit, Inc.	303,655	239,167,787
Microsoft Corp.	566,126	281,596,734
Tyler Technologies, Inc.(1)	48,849	28,959,641
		$610,848,107
Specialized REITs — 3.7%
American Tower Corp.	753,614	$166,563,767
Crown Castle, Inc.	463,862	47,652,543
		$214,216,310

Calvert
Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 3.9%
O'Reilly Automotive, Inc.(1)	567,083	$ 51,111,191
TJX Cos., Inc.	1,455,529	179,743,276
		$ 230,854,467
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	605,295	$ 43,000,157
		$ 43,000,157
Venture Capital — 0.0%†
20/20 Gene Systems, Inc.(1)(2)(3)	73,397	$ 187,162
Digital Directions International, Inc.(1)(2)(3)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(2)(3)	950,000	15,025
		$202,187
Total Common Stocks (identified cost $2,555,991,379)		$5,638,317,397

Preferred Stocks — 0.0%†

Security	Shares	Value
Venture Capital — 0.0%†
Entouch:
Series C(1)(2)(3)	2,628,278	$ 265,719
Series C-1(1)(2)(3)	1,023,444	179,615
Sword Diagnostics(1)(2)(3)	1,264,108	129,318
Total Preferred Stocks (identified cost $918,761)		$ 574,652

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund LP(1)(2)(3)	$ 1,778,278
Africa Renewable Energy Fund LP(1)(2)(3)	131,317
Arborview Capital Partners LP(1)(2)(3)	272,721
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(2)(3)	897
Coastal Ventures III LP(1)(2)(3)	391,274
Core Innovations Capital I LP(1)(2)(3)	3,402,229
Cross Culture Ventures I LP(1)(2)(3)	846,076
DBL Equity Fund BAEF II LP(1)(2)(3)	1,867,183
DBL Partners III LP(1)(2)(3)	1,807,018
First Analysis Private Equity Fund V LP(1)(2)(3)	533,299
Security	Value
Impact Ventures II LP(1)(2)(3)	$ 0
LeapFrog Financial Inclusion Fund(1)(2)(3)	3,529
New Markets Education Partner LP(1)(2)(3)	20,889
New Markets Venture Partners II LP(1)(2)(3)	42,002
Owl Ventures LP(1)(2)(3)	983,727
Renewable Energy Asia Fund LP(1)(2)(3)	806
SJF Ventures II LP, Preferred(1)(2)(3)	8,889
SJF Ventures III LP(1)(2)(3)	344,629
Westly Capital Partners Fund II LP(1)(2)(3)	3,656
Total Venture Capital Limited Partnership Interests (identified cost $6,295,162)	$12,438,419

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(4)	205,798,440	$ 205,798,440
Total Short-Term Investments (identified cost $205,798,440)		$ 205,798,440
Total Investments — 100.1% (identified cost $2,769,003,742)		$5,857,128,908
Other Assets, Less Liabilities — (0.1)%		$ (3,528,172)
Net Assets — 100.0%		$5,853,600,736

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security. Total market value of restricted securities amounts to $13,215,258, which represents 0.2% of the net assets of the Fund as of June 30, 2025.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08 - 8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15 - 12/6/23	786,621
Africa Renewable Energy Fund LP	4/17/14 - 7/18/22	997,030
Arborview Capital Partners LP	11/13/12 - 12/7/21	14,610

Calvert
Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16 - 10/27/23	$317,917
Coastal Ventures III LP	7/30/12 - 1/9/19	10,836
Core Innovations Capital I LP	1/6/11 - 6/30/17	0
Cross Culture Ventures I LP	2/24/16 - 3/20/25	374,901
DBL Equity Fund BAEF II LP	3/30/11 - 8/2/16	564,959
DBL Partners III LP	1/16/15 - 4/28/22	870,896
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17 - 11/5/19	136,289
First Analysis Private Equity Fund V LP	6/7/13 - 6/13/18	0
Impact Ventures II LP	9/8/10 - 2/5/18	593,449
Ivy Capital (Proprietary) Ltd.	9/12/12 - 5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10 - 1/23/19	0
New Markets Education Partner LP	9/27/11 - 6/1/21	0
New Markets Venture Partners II LP	7/21/08 - 5/3/16	0
Owl Ventures LP	7/10/14 - 7/5/24	10,000
Renewable Energy Asia Fund LP	9/29/10 - 1/5/17	1,753,943
SJF Ventures II LP, Preferred	2/14/06 - 11/20/12	0
SJF Ventures III LP	2/6/12 - 7/14/17	0
Sword Diagnostics, Preferred	12/26/06 - 11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11 - 4/16/21	0
		$8,621,962
The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $205,798,440, which represents 3.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$195,144,544	$1,104,130,795	$(1,093,476,899)	$ —	$ —	$205,798,440	$5,720,430	205,798,440

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,638,115,210(2)	$ —	$ —	$5,638,115,210
Common Stocks - Venture Capital	—	—	202,187	202,187
Preferred Stocks - Venture Capital	—	—	574,652	574,652
Venture Capital Limited Partnership Interests	—	—	12,438,419	12,438,419
Short-Term Investments	205,798,440	—	—	205,798,440
Total Investments	$5,843,913,650	$ —	$13,215,258	$5,857,128,908

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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